Jacob Internet Fund
Schedule of Investments (+)
May 31, 2022 (Unaudited)

Shares			Value
		COMMON STOCKS - 100.2%
		Business Services - 13.7%
650,000		comScore, Inc. *	$1,254,500
180,175		OptimizeRx Corp. *	4,608,876
93,675		Zillow Group, Inc. - Class C *	3,737,633
			9,601,009
		Calculating & Accounting Machines (No Electronic Computers) - 2.8%
373,000		Cantaloupe, Inc. *	1,954,520
		Catalog & Mail-Order Houses - 1.3%
9,200		Alibaba Group Holding Ltd. - ADR *^	883,660
		Communications Equipment - 1.5%
430,740		Powerfleet, Inc. *	1,020,854
		Computer Communications Equipment - 5.3%
654,600		Lantronix, Inc. *	3,685,398
		Computer Peripheral Equipment - 11.8%
255,726		Identiv, Inc. *	3,270,736
482,911		Immersion Corp. *	2,684,985
49,800		Impinj, Inc. *	2,331,138
			8,286,859
		Computer Programming Services - 3.9%
78,000		Doximity, Inc. - Class A *	2,729,220
		Computer Programming, Data Processing, Etc. - 7.6%
160		Alphabet, Inc. - Class C *	364,925
15,800		MongoDB, Inc. *	3,746,970
31,317		Twitter, Inc. *	1,240,153
			5,352,048
		Electric Services - 1.4%
167,817		Transphorm, Inc. *	1,008,580
		Miscellaneous Amusement & Recreation - 2.7%
142,000		DraftKings, Inc. *	1,924,100
		Nonstore Retailers - 2.9%
379,000		Rover Group, Inc. *	2,054,180
		Patent Owners & Lessors - 6.0%
165,496		Digital Turbine, Inc. *	4,208,563
		Personal Services - 1.7%
40,400		Yelp, Inc. *	1,188,164
		Prepackaged Software - 26.0%
39,400		Block, Inc. *	3,447,894
44,700		Cloudflare, Inc. - Class A *	2,503,200
438,694		Cvent Holding Corp. *	2,338,239
258,543		Inspired Entertainment, Inc. *	2,843,973
444,400		Porch Group, Inc. *	1,830,928
34,000		Twilio, Inc. - Class A *	3,575,780
304,300		WM Technology, Inc. *	1,719,295
			18,259,309
		Real Estate - 0.3%
58,468		Leju Holdings Ltd. - ADR *^	215,747
		Security Brokers, Dealers & Flotation Companies - 4.8%
1,242,000		Voyager Digital Ltd. *	3,353,400
		Semiconductors and Related Devices - 0.5%
9,600		CEVA, Inc. *	346,272
		State Commercial Banks - 6.0%
53,325		Silvergate Capital Corp. - Class A *	4,186,013
		TOTAL COMMON STOCKS (Cost $73,360,826)	70,257,896

		TOTAL INVESTMENTS (Cost $73,360,826) - 100.2%	70,257,896
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(136,988)
		TOTAL NET ASSETS - 100.0%	$70,120,908

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.

Jacob Internet Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Internet Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce an investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Prepackaged Software	$18,259,309	$-	$-	$18,259,309
Business Services	9,601,009	-	-	9,601,009
Computer Peripheral Equipment	8,286,859	-	-	8,286,859
Computer Programming, Data Processing, Etc.	5,352,048	-	-	5,352,048
Patent Owners & Lessors	4,208,563	-	-	4,208,563
State Commercial Banks	4,186,013	-	-	4,186,013
Computer Communications Equipment	3,685,398	-	-	3,685,398
Security Brokers, Dealers & Flotation Companies	3,353,400	-	-	3,353,400
Computer Programming Services	2,729,220	-	-	2,729,220
Nonstore Retailers	2,054,180	-	-	2,054,180
Calculating & Accounting Machines (No Electronic Computers)	1,954,520	-	-	1,954,520
Miscellaneous Amusement & Recreation	1,924,100	-	-	1,924,100
Personal Services	1,188,164	-	-	1,188,164
Communications Equipment	1,020,854	-	-	1,020,854
Electric Services	1,008,580	-	-	1,008,580
Catalog & Mail-Order Houses	883,660	-	-	883,660
Semiconductors and Related Devices	346,272	-	-	346,272
Real Estate	215,747	-	-	215,747
Total Common Stocks	70,257,896	-	-	70,257,896

Total Investments in Securities	$70,257,896	$-	$-	$70,257,896